                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [   ]; Amendment Number:

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings
                                         entries.
Institutional Investment Manager Filing this Report:

Name:     BB Biotech AG
Address:  Vordergasse 3
          Schaffhausen Switzerland CH-8200

Form 13F File Number:    28-6964

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:          R. Di Girolamo

Title:       SIGNING AUTHORITY
             ----------------
Phone:       (41-41) 724-5959

Signature, Place, and Date of Signing:      /s/ RUBINO DI GIROLAMO
                                            ----------------------------
                                            Zug, Switzerland, February 14, 2002




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Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

      Name

      Biotech Focus N.V.

      Biotech Invest N.V.

      Biotech Target N.V.

      Biotech Growth N.V.


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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      4

Form 13F Information Table Entry Total:  21

Form 13F Information Table Value Total:  $1,733,442
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.   Name

      1     Biotech Focus N.V.

      2     Biotech Invest N.V.

      3     Biotech Target N.V.

      4     Biotech Growth N.V.


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                                BB BIOTECH AG
                          FORM 13F INFORMATION TABLE



-----------------------------------------------------------------------------------------------------------------------


                                                                                                       COLUMN 8:
                                                                                                   VOTING AUTHORITY
                                           COLUMN 4:       COLUMN 5:
    COLUMN 1:     COLUMN 2:    COLUMN 3:    VALUE     -------------------   COLUMN 6:
--------------------------                                                INVESTMENT  COLUMN 7: ----------------------
 NAME OF ISSUER TITLE OF CLASS  CUSIP     (X$1,000)   SHRS OR    SH/ PUT/ DISCRETION   OTHER
                                                      PRN  AMT   PRN CALL             MANAGERS    SOLE    SHARED  NONE

----------------------------------------------------------------------------------------------------------------------
Adolor Corp.     Common Stock  00724X102  $  29,501   1,742,500  SH        DEFINED       3      1,742,500   NONE  NONE
----------------------------------------------------------------------------------------------------------------------

Amgen Inc.       Common Stock  00075886F1 $ 309,009   5,475,000  SH        DEFINED       1      5,475,000   NONE  NONE
----------------------------------------------------------------------------------------------------------------------
Aviron           Common Stock  05376210   $ 152,422   3,065,000  SH        DEFINED       2      3,065,000   NONE  NONE
----------------------------------------------------------------------------------------------------------------------
CV
Therapeutics,
Inc.             Common Stock  12666710   $  75,073   1,443,147  SH        DEFINED       3      1,443,147   NONE  NONE
----------------------------------------------------------------------------------------------------------------------
Cell
Therapeutics,
Inc.             Common Stock  150934107  $  22,138     920,500  SH        DEFINED       3        920,500   NONE  NONE
----------------------------------------------------------------------------------------------------------------------
Cubist
Pharmaceuticals, Common Stock  229678107  $  28,948     805,000  SH        DEFINED       3        805,000   NONE  NONE
Inc.
----------------------------------------------------------------------------------------------------------------------
3-Dimensional
Pharmaceuticals,
Inc.             Common Stock  88554W104  $  22,338   3,260,970  SH        DEFINED       4      3,260,970   NONE  NONE
----------------------------------------------------------------------------------------------------------------------
Durect
Corporation      Common Stock  266605104  $  21,828   2,254,957  SH        DEFINED       4      2,254,957   NONE  NONE
----------------------------------------------------------------------------------------------------------------------
Endo
Pharmaceuticals,
Inc.             Common Stock  29264P104  $  12,685   1,087,000  SH        DEFINED       3      1,087,000   NONE  NONE
----------------------------------------------------------------------------------------------------------------------
GenVec Inc.      Common Stock  37246C109  $   2,174   1,271,185  SH        DEFINED       4      1,271,185   NONE  NONE
----------------------------------------------------------------------------------------------------------------------
IDEC
Pharmaceuticals  Common Stock  449370105  $ 305,498   4,432,000  SH        DEFINED       1      4,432,000   NONE  NONE
----------------------------------------------------------------------------------------------------------------------
Imclone          Common Stock  45245W109  $ 112,636   2,424,361  SH        DEFINED       2      2,424,361   NONE  NONE
----------------------------------------------------------------------------------------------------------------------
Medicines
Company (The)    Common Stock  584688105  $  31,489   5,204,837  SH        DEFINED       4      5,204,837   NONE  NONE
----------------------------------------------------------------------------------------------------------------------
MedImmune        Common Stock  584699102  $ 514,763  11,106,000  SH        DEFINED       1     11,106,000   NONE  NONE
----------------------------------------------------------------------------------------------------------------------
Neurocrine
Biosciences      Common Stock  64125C109  $  43,019   1,343,500  SH        DEFINED       3      1,343,500   NONE  NONE
----------------------------------------------------------------------------------------------------------------------
Pozen, Inc.      Common Stock  73941U102  $   2,531     482,000  SH        DEFINED       3        482,000   NONE  NONE
----------------------------------------------------------------------------------------------------------------------
Regeneron
Pharmaceuticals,
Inc.             Common Stock  75886F107  $   6,758     240,000  SH        DEFINED       3        240,000   NONE  NONE
----------------------------------------------------------------------------------------------------------------------
Third Wave
Technologies     Common Stock  88428W108  $   7,418   1,173,800  SH        DEFINED       4      1,173,800   NONE  NONE
----------------------------------------------------------------------------------------------------------------------
Titan
Pharmaceuticals,
Inc.             Common Stock  888314101  $   3,197     325,900  SH        DEFINED       3        325,900   NONE  NONE
----------------------------------------------------------------------------------------------------------------------
Transkaryotic
Therapies        Common Stock  89373510   $  20,608     481,500  SH        DEFINED       2        481,500   NONE  NONE
----------------------------------------------------------------------------------------------------------------------

Virologic        Common Stock  92823R201  $   9,409   3,605,004  SH        DEFINED       4      3,605,004   NONE  NONE


COLUMN
 TOTALS                                   $1,733,442
----------------------------------------------------------------------------------------------------------------------